Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 2) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Oct. 16, 2013 Unsecured Notes	Mar. 31, 2014 NGL Energy Partners LP (Parent) Unsecured Notes	Mar. 31, 2014 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2013 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2012 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2014 Reportable Entity NGL Energy Finance Corp	Mar. 31, 2014 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2013 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2012 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2014 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2013 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2012 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2014 Consolidating Adjustments	Mar. 31, 2013 Consolidating Adjustments	Mar. 31, 2012 Consolidating Adjustments
Condensed Consolidating Statement of Operations
REVENUES	$ 3,975,935,000	$ 2,743,445,000	$ 1,593,937,000	$ 1,385,957,000	$ 1,617,613,000	$ 1,338,208,000	$ 1,135,510,000	$ 326,436,000	$ 9,699,274,000	$ 4,417,767,000	$ 1,310,473,000							$ 9,560,124,000	$ 4,409,198,000	$ 1,310,473,000	$ 139,519,000	$ 8,878,000	$ 225,000	$ (369,000)	$ (309,000)	$ (225,000)
COST OF SALES	3,764,744,000	2,576,029,000	1,488,850,000	1,303,076,000	1,481,890,000	1,204,545,000	1,053,690,000	298,985,000	9,132,699,000	4,039,110,000	1,217,023,000							9,011,011,000	4,038,251,000	1,217,248,000	122,057,000	1,168,000		(369,000)	(309,000)	(225,000)
OPERATING COSTS AND EXPENSES:
Operating									259,396,000	169,799,000	47,300,000							253,214,000	164,944,000	47,162,000	6,182,000	4,855,000	138,000
General and administrative									79,860,000	52,698,000	16,009,000							77,756,000	52,461,000	15,823,000	2,104,000	237,000	186,000
Depreciation and amortization									120,754,000	68,853,000	15,111,000							117,573,000	66,916,000	14,964,000	3,181,000	1,937,000	147,000
Operating Income									106,565,000	87,307,000	15,030,000							100,570,000	86,626,000	15,276,000	5,995,000	681,000	(246,000)
OTHER INCOME (EXPENSE):
Earnings from unconsolidated entities									1,898,000									1,898,000
Interest expense									(58,854,000)	(32,994,000)	(7,620,000)			(16,818,000)	(13,041,000)		(15,000,000)	(27,031,000)	(19,951,000)	(7,619,000)	(51,000)	(48,000)	(46,000)	46,000	46,000	45,000
Loss on early extinguishment of debt										(5,769,000)									(5,769,000)
Other, net									86,000	1,521,000	1,055,000							202,000	1,666,000	1,100,000	(70,000)	(99,000)		(46,000)	(46,000)	(45,000)
Income Before Income Taxes									49,695,000	50,065,000	8,465,000			(16,818,000)	(13,041,000)		(15,000,000)	75,639,000	62,572,000	8,757,000	5,874,000	534,000	(292,000)
INCOME TAX PROVISION									(937,000)	(1,875,000)	(601,000)							(937,000)	(1,875,000)	(601,000)
EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES														64,473,000	60,981,000	7,876,000		4,771,000	284,000	(280,000)				(69,244,000)	(61,265,000)	(7,596,000)
Net Income	43,146,000	24,052,000	(932,000)	(17,508,000)	22,341,000	40,477,000	10,082,000	(24,710,000)	48,758,000	48,190,000	7,864,000			47,655,000	47,940,000	7,876,000	(15,000,000)	79,473,000	60,981,000	7,876,000	5,874,000	534,000	(292,000)	(69,244,000)	(61,265,000)	(7,596,000)
NET INCOME ALLOCATED TO GENERAL PARTNER									(14,148,000)	(2,917,000)	(8,000)													(14,148,000)	(2,917,000)	(8,000)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									(1,103,000)	(250,000)	12,000													(1,103,000)	(250,000)	12,000
NET INCOME ALLOCATED TO LIMITED PARTNERS									33,507,000	45,023,000	7,868,000			47,655,000	47,940,000	7,876,000	(15,000,000)	79,473,000	60,981,000	7,876,000	5,874,000	534,000	(292,000)	(84,495,000)	(64,432,000)	(7,592,000)
Debt issued												$ 450,000,000	$ 450,000,000
Fixed interest rate (as a percent)												6.875%	6.875%